Supplement to the
Fidelity® Global Commodity Stock Fund
December 30, 2024
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Peter Belisle (Co-Portfolio Manager) has managed the fund since 2022.
Matthew Moulis (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about June 30, 2025, Mr. Belisle will transition off the fund, and Mr. Moulis will assume sole portfolio manager responsibilities.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Peter Belisle is Co-Portfolio Manager of Fidelity® Global Commodity Stock Fund, which he has managed since 2022. He also manages other funds. Since joining Fidelity Investments in 2016, Mr. Belisle has worked as a research analyst and portfolio manager.
Matthew Moulis is Co-Portfolio Manager of Fidelity® Global Commodity Stock Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Moulis has worked as a research analyst and portfolio manager.
It is expected that on or about June 30, 2025, Mr. Belisle will transition off the fund, and Mr. Moulis will assume sole portfolio manager responsibilities.
GCS-PSTK-0225-111 1.900380.111	February 7, 2025
Supplement to the
Fidelity® Global Commodity Stock Fund
Class A, Class M, Class C, Class I, and Class Z
December 30, 2024
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Peter Belisle (Co-Portfolio Manager) has managed the fund since 2022.
Matthew Moulis (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about June 30, 2025, Mr. Belisle will transition off the fund, and Mr. Moulis will assume sole portfolio manager responsibilities.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Peter Belisle is Co-Portfolio Manager of Fidelity® Global Commodity Stock Fund, which he has managed since 2022. He also manages other funds. Since joining Fidelity Investments in 2016, Mr. Belisle has worked as a research analyst and portfolio manager.
Matthew Moulis is Co-Portfolio Manager of Fidelity® Global Commodity Stock Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Moulis has worked as a research analyst and portfolio manager.
It is expected that on or about June 30, 2025, Mr. Belisle will transition off the fund, and Mr. Moulis will assume sole portfolio manager responsibilities.
AGCS-PSTK-0225-124 1.900372.124	February 7, 2025